Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Balanced Portfolio

March 31, 2020

VIPBAL-QTLY-0520
1.799884.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.7%
	Shares	Value
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	301,522	$8,789,366
Verizon Communications, Inc.	173,500	9,322,155
Vonage Holdings Corp. (a)	122,700	887,121
		18,998,642
Entertainment - 1.6%
Activision Blizzard, Inc.	368,198	21,900,417
Electronic Arts, Inc. (a)	53,002	5,309,210
Netflix, Inc. (a)	60,589	22,751,170
The Walt Disney Co.	181,402	17,523,433
World Wrestling Entertainment, Inc. Class A	19,900	675,207
		68,159,437
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (a)	13,573	15,771,147
Class C (a)	59,022	68,631,372
ANGI Homeservices, Inc. Class A (a)	332,700	1,746,675
Eventbrite, Inc. (a)	30,967	226,059
Facebook, Inc. Class A (a)	445,157	74,252,188
Wise Talent Information Technology Co. Ltd. (a)	885,800	1,771,335
		162,398,776
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	198,321	4,420,575
Comcast Corp. Class A	119,800	4,118,724
Interpublic Group of Companies, Inc.	44,700	723,693
Liberty Media Corp. Liberty Formula One Group Series C (a)	11,400	310,422
ViacomCBS, Inc. Class B	93,504	1,309,991
		10,883,405
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	255,423	2,710,038
T-Mobile U.S., Inc. (a)	274,028	22,990,949
		25,700,987

TOTAL COMMUNICATION SERVICES		286,141,247

CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.1%
Aptiv PLC	66,900	3,294,156
Distributors - 0.1%
LKQ Corp. (a)	211,000	4,327,610
Diversified Consumer Services - 0.0%
Afya Ltd.	124,910	2,380,785
Hotels, Restaurants & Leisure - 1.0%
Boyd Gaming Corp.	45,300	653,226
Churchill Downs, Inc.	32,800	3,376,760
Compass Group PLC	537,700	8,377,426
Dunkin' Brands Group, Inc.	48,600	2,580,660
McDonald's Corp.	147,600	24,405,660
Starbucks Corp.	16,400	1,078,136
Vail Resorts, Inc.	7,800	1,152,138
		41,624,006
Household Durables - 0.2%
Lennar Corp. Class A	150,100	5,733,820
Tempur Sealy International, Inc. (a)	27,800	1,215,138
		6,948,958
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	50,510	98,480,357
GrubHub, Inc. (a)	28,400	1,156,732
Ocado Group PLC (a)	75,200	1,128,021
The Booking Holdings, Inc. (a)	10,400	13,991,328
Wayfair LLC Class A (a)	2,000	106,880
		114,863,318
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	252,500	2,224,525
Peloton Interactive, Inc. Class A (a)	109,300	2,901,915
		5,126,440
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	148,500	10,910,295
Specialty Retail - 1.4%
Burlington Stores, Inc. (a)	20,600	3,264,276
Lowe's Companies, Inc.	228,500	19,662,425
The Children's Place Retail Stores, Inc.	23,000	449,880
The Home Depot, Inc.	89,108	16,637,355
TJX Companies, Inc.	334,580	15,996,270
Ulta Beauty, Inc. (a)	18,600	3,268,020
		59,278,226
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	8,000	2,934,012
NIKE, Inc. Class B	80,730	6,679,600
PVH Corp.	48,400	1,821,776
Tapestry, Inc.	190,500	2,466,975
		13,902,363

TOTAL CONSUMER DISCRETIONARY		262,656,157

CONSUMER STAPLES - 4.7%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	4,600	1,690,776
Keurig Dr. Pepper, Inc.	137,117	3,327,830
Monster Beverage Corp. (a)	107,426	6,043,787
PepsiCo, Inc.	222,800	26,758,280
Pernod Ricard SA	22,700	3,221,955
The Coca-Cola Co.	306,200	13,549,350
		54,591,978
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	72,000	20,529,360
Kroger Co.	238,900	7,195,668
Performance Food Group Co. (a)	25,965	641,855
Sysco Corp.	20,200	921,726
U.S. Foods Holding Corp. (a)	209,600	3,712,016
Walmart, Inc.	214,000	24,314,680
		57,315,305
Food Products - 0.5%
Freshpet, Inc. (a)	28,700	1,833,069
Lamb Weston Holdings, Inc.	28,600	1,633,060
Mondelez International, Inc.	278,300	13,937,264
Tyson Foods, Inc. Class A	47,300	2,737,251
		20,140,644
Household Products - 1.1%
Church & Dwight Co., Inc.	47,900	3,074,222
Energizer Holdings, Inc.	57,470	1,738,468
Procter & Gamble Co.	353,800	38,918,000
Reckitt Benckiser Group PLC	18,800	1,432,101
		45,162,791
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	35,300	5,624,702
Tobacco - 0.4%
Altria Group, Inc.	443,008	17,131,119

TOTAL CONSUMER STAPLES		199,966,539

ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	119,400	1,253,700
NCS Multistage Holdings, Inc. (a)	143,600	91,904
Oceaneering International, Inc. (a)	150,490	442,441
SBM Offshore NV	88,700	1,172,656
Subsea 7 SA	251,000	1,185,556
TechnipFMC PLC	37,800	254,772
		4,401,029
Oil, Gas & Consumable Fuels - 1.7%
Africa Oil Corp. (a)	539,200	329,505
Apache Corp.	132,100	552,178
Canadian Natural Resources Ltd.	126,900	1,735,824
Cheniere Energy, Inc. (a)	30,000	1,005,000
Chevron Corp.	117,700	8,528,542
Concho Resources, Inc.	16,000	685,600
Enbridge, Inc.	39,200	1,140,328
Equinor ASA sponsored ADR	295,900	3,604,062
Exxon Mobil Corp.	702,400	26,670,128
Galp Energia SGPS SA Class B	182,700	2,089,392
Gibson Energy, Inc.	33,600	387,977
Hess Corp.	157,400	5,241,420
Lundin Petroleum AB	35,200	664,456
Marathon Petroleum Corp.	8,600	203,132
MEG Energy Corp. (a)	675,200	801,239
Murphy Oil Corp.	50,300	308,339
Phillips 66 Co.	75,926	4,073,430
Pioneer Natural Resources Co.	19,600	1,374,940
Reliance Industries Ltd.	140,971	2,083,889
Shell Midstream Partners LP	68,240	681,035
The Williams Companies, Inc.	23,000	325,450
Total SA sponsored ADR	146,300	5,448,212
Valero Energy Corp.	70,700	3,206,952
Vopak NV	4,900	257,300
		71,398,330

TOTAL ENERGY		75,799,359

FINANCIALS - 7.3%
Banks - 2.6%
Bank of America Corp.	1,371,487	29,116,669
Citigroup, Inc.	679,454	28,618,602
Comerica, Inc.	127,000	3,726,180
EFG Eurobank Ergasias SA (a)	3,595,500	1,504,365
First Horizon National Corp.	570,700	4,599,842
Huntington Bancshares, Inc.	391,238	3,212,064
KeyCorp	442,000	4,583,540
M&T Bank Corp.	43,900	4,540,577
Signature Bank	28,000	2,250,920
Societe Generale Series A	56,300	922,315
Synovus Financial Corp.	72,300	1,269,588
Truist Financial Corp.	265,644	8,192,461
Wells Fargo & Co.	579,900	16,643,130
		109,180,253
Capital Markets - 1.8%
Apollo Global Management LLC Class A	38,200	1,279,700
Bank of New York Mellon Corp.	651,400	21,939,152
BlackRock, Inc. Class A	18,800	8,271,436
Cboe Global Markets, Inc.	113,225	10,105,331
Intercontinental Exchange, Inc.	102,900	8,309,175
Invesco Ltd.	170,000	1,543,600
Morgan Stanley	440,700	14,983,800
Virtu Financial, Inc. Class A	308,400	6,420,888
		72,853,082
Consumer Finance - 1.3%
360 Finance, Inc. ADR (a)	84,000	672,000
Ally Financial, Inc.	432,500	6,240,975
American Express Co.	57,900	4,956,819
Capital One Financial Corp.	607,558	30,633,074
OneMain Holdings, Inc.	383,829	7,338,810
Shriram Transport Finance Co. Ltd.	160,400	1,406,478
SLM Corp.	566,552	4,073,509
		55,321,665
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class A (a)	13	3,536,000
StepStone Group Holdings LLC (c)(d)(e)	2,750	1,794,238
		5,330,238
Insurance - 1.5%
American International Group, Inc.	213,100	5,167,675
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,500	1,992,677
Hartford Financial Services Group, Inc.	186,300	6,565,212
Marsh & McLennan Companies, Inc.	130,897	11,317,355
MetLife, Inc.	149,600	4,573,272
The Travelers Companies, Inc.	241,600	24,002,960
Willis Group Holdings PLC	63,402	10,768,830
		64,387,981
Thrifts & Mortgage Finance - 0.0%
WMI Holdings Corp. (a)	7	51

TOTAL FINANCIALS		307,073,270

HEALTH CARE - 10.0%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	96,150	8,633,309
Amgen, Inc.	148,804	30,167,035
Argenx SE ADR (a)	3,400	447,882
Biogen, Inc. (a)	22,600	7,150,188
Global Blood Therapeutics, Inc. (a)	95,169	4,862,184
PTC Therapeutics, Inc. (a)	55,200	2,462,472
Regeneron Pharmaceuticals, Inc. (a)	29,600	14,453,384
Vertex Pharmaceuticals, Inc. (a)	90,100	21,439,295
		89,615,749
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	259,500	20,477,145
Becton, Dickinson & Co.	47,400	10,891,098
Boston Scientific Corp. (a)	540,480	17,635,862
Danaher Corp.	7,100	982,711
DexCom, Inc. (a)	15,800	4,254,466
Haemonetics Corp. (a)	50,200	5,002,932
Intuitive Surgical, Inc. (a)	32,400	16,044,804
Masimo Corp. (a)	13,000	2,302,560
Stryker Corp.	38,000	6,326,620
		83,918,198
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	67,800	6,000,300
Cigna Corp.	108,500	19,224,030
HCA Holdings, Inc.	60,300	5,417,955
Humana, Inc.	68,100	21,384,762
UnitedHealth Group, Inc.	197,789	49,324,621
		101,351,668
Health Care Technology - 0.0%
Change Healthcare, Inc.	78,200	781,218
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	57,317	16,255,101
Pharmaceuticals - 3.1%
AstraZeneca PLC sponsored ADR	482,100	21,530,586
Bristol-Myers Squibb Co.	577,460	32,187,620
Eli Lilly & Co.	224,300	31,114,896
Horizon Pharma PLC (a)	228,200	6,759,284
Roche Holding AG (participation certificate)	84,006	27,028,260
Zoetis, Inc. Class A	86,929	10,230,674
		128,851,320

TOTAL HEALTH CARE		420,773,254

INDUSTRIALS - 7.0%
Aerospace & Defense - 0.4%
General Dynamics Corp.	38,200	5,054,242
The Boeing Co.	70,680	10,541,215
		15,595,457
Air Freight & Logistics - 0.4%
FedEx Corp.	151,000	18,310,260
Construction & Engineering - 0.7%
AECOM (a)	849,465	25,356,530
Granite Construction, Inc.	288,947	4,386,215
		29,742,745
Electrical Equipment - 0.7%
Sensata Technologies, Inc. PLC (a)	762,438	22,057,331
Vivint Solar, Inc. (a)(b)	1,369,070	5,982,836
		28,040,167
Industrial Conglomerates - 1.0%
3M Co.	22,370	3,053,729
General Electric Co.	4,792,600	38,053,244
		41,106,973
Machinery - 0.7%
Allison Transmission Holdings, Inc.	540,000	17,609,400
Caterpillar, Inc.	29,200	3,388,368
Colfax Corp. (a)	244,958	4,850,168
Fortive Corp.	43,900	2,422,841
		28,270,777
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	12,786	11,333,060
Professional Services - 0.5%
Nielsen Holdings PLC	1,818,053	22,798,385
Road & Rail - 2.0%
CSX Corp.	20,750	1,188,975
Lyft, Inc.	273,263	7,337,112
Norfolk Southern Corp.	152,610	22,281,060
Uber Technologies, Inc.	1,835,834	51,256,485
Union Pacific Corp.	28,500	4,019,640
		86,083,272
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	500,655	14,233,622

TOTAL INDUSTRIALS		295,514,718

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	111,200	1,013,032
Ericsson (B Shares) sponsored ADR	249,900	2,021,691
Lumentum Holdings, Inc. (a)	4,000	294,800
		3,329,523
Electronic Equipment & Components - 0.9%
Flextronics International Ltd. (a)	1,381,400	11,569,225
II-VI, Inc. (a)	303,800	8,658,300
Insight Enterprises, Inc. (a)	19,500	821,535
Jabil, Inc.	694,100	17,060,978
		38,110,038
IT Services - 1.7%
Alliance Data Systems Corp.	34,400	1,157,560
DXC Technology Co.	99,700	1,301,085
Fidelity National Information Services, Inc.	151,800	18,464,952
Genpact Ltd.	273,400	7,983,280
Global Payments, Inc.	51,100	7,370,153
GoDaddy, Inc. (a)	184,000	10,508,240
PayPal Holdings, Inc. (a)	121,600	11,641,984
Twilio, Inc. Class A (a)	136,900	12,251,181
		70,678,435
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	89,800	4,084,104
Applied Materials, Inc.	146,600	6,717,212
Lam Research Corp.	9,800	2,352,000
Marvell Technology Group Ltd.	493,100	11,158,853
Micron Technology, Inc. (a)	631,400	26,556,684
NVIDIA Corp.	86,100	22,695,960
NXP Semiconductors NV	193,012	16,006,485
ON Semiconductor Corp. (a)	217,612	2,707,093
Qualcomm, Inc.	145,397	9,836,107
Sanken Electric Co. Ltd.	49,700	972,045
Skyworks Solutions, Inc.	12,600	1,126,188
STMicroelectronics NV (France)	117,400	2,523,701
Xilinx, Inc.	7,400	576,756
		107,313,188
Software - 7.1%
Adobe, Inc. (a)	62,131	19,772,569
Autodesk, Inc. (a)	86,869	13,560,251
Avaya Holdings Corp. (a)(b)	39,900	322,791
Citrix Systems, Inc.	69,600	9,851,880
Cloudflare, Inc. (a)	69,100	1,622,468
Elastic NV (a)	117,900	6,579,999
HubSpot, Inc. (a)	13,700	1,824,703
LivePerson, Inc. (a)	308,822	7,025,701
Microsoft Corp.	1,087,600	171,525,400
Nortonlifelock, Inc.	399,533	7,475,262
Nutanix, Inc. Class A (a)	11,800	186,440
Oracle Corp.	310,900	15,025,797
Parametric Technology Corp. (a)	12,611	771,919
RingCentral, Inc. (a)	4,300	911,213
Salesforce.com, Inc. (a)	125,900	18,127,082
Snowflake Computing, Inc. Class B (d)(e)	2,468	95,684
SS&C Technologies Holdings, Inc.	53,700	2,353,134
Talend SA ADR (a)	9,307	208,756
Workday, Inc. Class A (a)	27,200	3,541,984
Workiva, Inc. (a)	31,600	1,021,628
Yext, Inc. (a)	172,300	1,755,737
Zendesk, Inc. (a)	225,900	14,459,859
		298,020,257
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	598,666	152,234,777
HP, Inc.	286,000	4,964,960
Western Digital Corp.	95,800	3,987,196
Xerox Holdings Corp.	54,500	1,032,230
		162,219,163

TOTAL INFORMATION TECHNOLOGY		679,670,604

MATERIALS - 1.5%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	29,073	5,803,262
Albemarle Corp. U.S.	24,900	1,403,613
Amyris, Inc. (a)(b)	1,033,000	2,644,480
Amyris, Inc. (d)	381,451	878,863
Ecolab, Inc.	31,362	4,887,140
FMC Corp.	31,600	2,581,404
Innospec, Inc.	33,500	2,327,915
Linde PLC	46,780	8,092,940
Livent Corp. (a)	740,473	3,887,483
Sherwin-Williams Co.	5,657	2,599,505
Tronox Holdings PLC	198,440	988,231
		36,094,836
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	9,634	1,823,042
Summit Materials, Inc. (a)	140,745	2,111,175
Vulcan Materials Co.	21,700	2,345,119
		6,279,336
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	77,000	4,469,080
Metals & Mining - 0.4%
Commercial Metals Co.	119,514	1,887,126
First Quantum Minerals Ltd.	353,900	1,808,101
Freeport-McMoRan, Inc.	301,731	2,036,684
Kaiser Aluminum Corp.	23,200	1,607,296
Newmont Corp.	160,103	7,249,464
Reliance Steel & Aluminum Co.	22,194	1,943,972
		16,532,643

TOTAL MATERIALS		63,375,895

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	41,500	5,687,990
American Homes 4 Rent Class A	93,000	2,157,600
American Tower Corp.	63,200	13,761,800
Ant International Co. Ltd. Class C (a)(d)(e)	621,699	4,065,911
Corporate Office Properties Trust (SBI)	226,500	5,012,445
CubeSmart	98,300	2,633,457
Digital Realty Trust, Inc.	87,200	12,112,952
Equinix, Inc.	15,700	9,805,749
Equity Lifestyle Properties, Inc.	43,800	2,517,624
Lexington Corporate Properties Trust	41,200	409,116
Omega Healthcare Investors, Inc.	25,700	682,078
Potlatch Corp.	79,900	2,508,061
Prologis, Inc.	135,100	10,857,987
VICI Properties, Inc.	198,300	3,299,712
Welltower, Inc.	66,100	3,026,058
Weyerhaeuser Co.	368,300	6,242,685
		84,781,225
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	349,200	4,099,608

TOTAL REAL ESTATE		88,880,833

UTILITIES - 2.2%
Electric Utilities - 1.5%
Edison International	148,200	8,119,878
Entergy Corp.	51,300	4,820,661
Evergy, Inc.	90,825	4,999,916
Exelon Corp.	339,535	12,498,283
FirstEnergy Corp.	132,700	5,317,289
NextEra Energy, Inc.	80,151	19,285,934
NRG Energy, Inc.	47,443	1,293,296
Southern Co.	117,200	6,345,208
		62,680,465
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	115,400	1,569,440
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	82,200	1,269,990
Dominion Energy, Inc.	204,678	14,775,705
Sempra Energy	101,498	11,468,259
		27,513,954

TOTAL UTILITIES		91,763,859

TOTAL COMMON STOCKS
(Cost $2,553,714,728)		2,771,615,735
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.02% to 1.55% 4/16/20 to 6/4/20 (f)
(Cost $2,525,428)	2,530,000	2,529,694
	Shares	Value

Fixed-Income Funds - 32.6%
Fidelity High Income Central Fund (g)	958,256	$90,679,753
Fidelity VIP Investment Grade Central Fund (g)	11,826,123	1,283,962,145
TOTAL FIXED-INCOME FUNDS
(Cost $1,322,293,035)		1,374,641,898

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.29% (h)	65,661,786	65,681,484
Fidelity Securities Lending Cash Central Fund 0.28% (h)(i)	8,125,288	8,126,913
TOTAL MONEY MARKET FUNDS
(Cost $73,797,715)		73,808,397
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,952,330,906)		4,222,595,724
NET OTHER ASSETS (LIABILITIES) - (0.2)%(j)		(6,368,067)
NET ASSETS - 100%		$4,216,227,657

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	296	June 2020	$38,031,560	$2,513,089	$2,513,089

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,834,696 or 0.2% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,529,694.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) Includes $1,148,688 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc.	2/3/20	$1,094,764
Ant International Co. Ltd. Class C	5/16/18	$3,487,731
Snowflake Computing, Inc. Class B	3/19/20	$95,725
StepStone Group Holdings LLC	8/19/19	$2,200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$269,222
Fidelity High Income Central Fund	1,626,638
Fidelity Securities Lending Cash Central Fund	91,804
Fidelity VIP Investment Grade Central Fund	10,185,612
Total	$12,173,276

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$105,831,830	$1,809,351	$--	$--	$(16,961,428)	$90,679,753	4.5%
Fidelity VIP Investment Grade Central Fund	1,419,990,982	45,323,886	177,201,300	(1,138,337)	(3,013,086)	1,283,962,145	21.8%
Total	$1,525,822,812	$47,133,237	$177,201,300	$(1,138,337)	$(19,974,514)	$1,374,641,898

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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